Cover	Oct. 05, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity File Number	001-40011
Entity Registrant Name	ALKURI GLOBAL ACQUISITION CORP.
Entity Central Index Key	0001836967
Entity Tax Identification Number	85-4768339
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4235 Hillsboro Pike
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	615
Local Phone Number	632-0303
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one fourth of one redeemable warrant
Trading Symbol	KURIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	KURI
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	KURIW
Security Exchange Name	NASDAQ